UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue, 39th Floor

         New York, NY  10022

13F File Number:  28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Elizabeth Crotty
Title:     Chief Compliance Officer
Phone:     212-380-5821

Signature, Place, and Date of Signing:

     Elizabeth Crotty     New York, NY     August 06, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     8

Form13F Information Table Value Total:     $88,034 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CALPINE CORP                   COM NEW          131347304    15550   689268 SH       SOLE                   689268        0        0
CUMULUS MEDIA INC              CL A             231082108    10729  2723163 SH       SOLE                  2723163        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     3003   526800 SH       SOLE                   526800        0        0
EQUITY MEDIA HLDGS CORP        COM              294725106      975  1392350 SH       SOLE                  1392350        0        0
MARKET VECTORS ETF TR          COAL ETF         57060U837      462     7963 SH       SOLE                     7963        0        0
OMNICARE INC                   DBCV 3.250%12/1  681904AL2    52895 71000000 PRN      SOLE                 71000000        0        0
PENNANTPARK INVT CORP          COM              708062104      592    82100 SH       SOLE                    82100        0        0
REVLON INC                     CL A             761525500     3828  4503774 SH       SOLE                  4503774        0        0